LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	£ 116,060	£ 111,449
Participating investment contracts	38,452	37,459
Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	102,424	96,812
Participating investment contracts	13,041	14,063
Total	115,465	110,875
With-profit fund | Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	7,824	8,018
Participating investment contracts	6,475	7,222
Total	14,299	15,240
Non-profit fund | Discounted cash flows
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	94,600	88,794
Participating investment contracts	6,566	6,841
Total	£ 101,166	£ 95,635